CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 4.7%
Entertainment - 3.7%
Live Nation Entertainment Inc.	36,196	$2,467,119	*
Zynga Inc., Class A Shares	146,085	879,432	*

Total Entertainment		3,346,551

Interactive Media & Services - 1.0%
Pinterest Inc., Class A Shares	41,161	906,777	*

TOTAL COMMUNICATION SERVICES		4,253,328

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 2.0%
Aptiv PLC	21,016	1,781,946

Internet & Direct Marketing Retail - 5.9%
Chewy Inc., Class A Shares	31,520	835,595	*
Expedia Group Inc.	17,270	1,872,932
MercadoLibre Inc.	4,006	2,655,978	*

Total Internet & Direct Marketing Retail		5,364,505

Specialty Retail - 4.6%
Advance Auto Parts Inc.	9,798	1,290,887
Ross Stores Inc.	25,371	2,846,372

Total Specialty Retail		4,137,259

TOTAL CONSUMER DISCRETIONARY		11,283,710

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 3.5%
Casey’s General Stores Inc.	8,955	1,440,502
US Foods Holding Corp.	43,272	1,738,236	*

TOTAL CONSUMER STAPLES		3,178,738

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Pioneer Natural Resources Co.	4,950	668,250

FINANCIALS - 4.6%
Banks - 1.9%
First Republic Bank	15,042	1,667,857

Capital Markets - 0.9%
Tradeweb Markets Inc., Class A Shares	17,800	822,004

Insurance - 1.8%
Progressive Corp.	20,635	1,665,038

TOTAL FINANCIALS		4,154,899

HEALTH CARE - 16.7%
Biotechnology - 3.9%
Alexion Pharmaceuticals Inc.	11,611	1,154,017	*
BioMarin Pharmaceutical Inc.	20,938	1,748,323	*
Incyte Corp.	8,094	591,429	*

Total Biotechnology		3,493,769

See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2020 Quarterly Report	1

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 5.4%
IDEXX Laboratories Inc.	7,267	$1,969,430	*
SmileDirectClub Inc.	27,500	368,225	*
STERIS PLC	7,554	1,138,312
Varian Medical Systems Inc.	9,674	1,359,874	*

Total Health Care Equipment & Supplies		4,835,841

Health Care Providers & Services - 1.3%
Universal Health Services Inc., Class B Shares	8,435	1,156,523

Life Sciences Tools & Services - 5.0%
Mettler-Toledo International Inc.	3,474	2,630,443	*
Syneos Health Inc.	30,393	1,864,915	*

Total Life Sciences Tools & Services		4,495,358

Pharmaceuticals - 1.1%
Catalent Inc.	17,030	1,040,533	*

TOTAL HEALTH CARE		15,022,024

INDUSTRIALS - 14.1%
Air Freight & Logistics - 1.4%
XPO Logistics Inc.	14,538	1,292,719	*

Building Products - 0.9%
AO Smith Corp.	18,816	803,255

Commercial Services & Supplies - 2.4%
Copart Inc.	20,810	2,111,382	*

Electrical Equipment - 2.1%
Rockwell Automation Inc.	9,855	1,888,809

Machinery - 3.1%
IDEX Corp.	12,952	2,122,185
RBC Bearings Inc.	4,360	678,024	*

Total Machinery		2,800,209

Professional Services - 2.5%
CoStar Group Inc.	3,437	2,244,327	*

Trading Companies & Distributors - 1.7%
United Rentals Inc.	11,362	1,541,710	*

TOTAL INDUSTRIALS		12,682,411

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 1.7%
Arista Networks Inc.	7,030	1,570,080	*

Electronic Equipment, Instruments & Components - 3.5%
FLIR Systems Inc.	18,610	959,160
IPG Photonics Corp.	6,887	879,263	*
Keysight Technologies Inc.	14,291	1,328,920	*

Total Electronic Equipment, Instruments & Components		3,167,343

IT Services - 1.4%
Jack Henry & Associates Inc.	8,326	1,245,070

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Growth Fund 2020 Quarterly Report

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices Inc.		16,830	$791,010	*
Marvell Technology Group Ltd.		43,752	1,051,798
Monolithic Power Systems Inc.		2,590	443,330

Total Semiconductors & Semiconductor Equipment			2,286,138

Software - 24.1%
Aspen Technology Inc.		19,805	2,356,399	*
Atlassian Corp. PLC, Class A Shares		22,864	3,361,008	*
Citrix Systems Inc.		9,899	1,199,957
Datadog Inc., Class A Shares		14,780	682,984	*
Fortinet Inc.		23,387	2,697,924	*
Palo Alto Networks Inc.		6,709	1,575,139	*
Paylocity Holding Corp.		7,977	1,131,856	*
ServiceNow Inc.		9,294	3,143,510	*
Splunk Inc.		19,498	3,027,259	*
Workday Inc., Class A Shares		13,693	2,528,139	*

Total Software			21,704,175

TOTAL INFORMATION TECHNOLOGY			29,972,806

MATERIALS - 3.6%
Construction Materials - 2.8%
Martin Marietta Materials Inc.		9,492	2,503,990

Containers & Packaging - 0.8%
Ball Corp.		10,630	767,273

TOTAL MATERIALS			3,271,263

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 3.4%
SBA Communications Corp.		12,347	3,081,317

Real Estate Management & Development - 2.3%
Jones Lang LaSalle Inc.		12,078	2,051,086

TOTAL REAL ESTATE			5,132,403

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $51,869,897)			89,619,832

	RATE
SHORT-TERM INVESTMENTS - 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	684,009	684,009
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	171,002	171,002	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $855,011)			855,011

TOTAL INVESTMENTS - 100.2% (Cost - $52,724,908)			90,474,843
Liabilities in Excess of Other Assets - (0.2)%			(203,341)

TOTAL NET ASSETS - 100.0%			$90,271,502

See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2020 Quarterly Report	3

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2020, the total market value of investments in Affiliated Companies was $171,002 and the cost was $171,002 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Growth Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$89,619,832	—	—	$89,619,832
Short-Term Investments†	855,011	—	—	855,011

Total Investments	$90,474,843	—	—	$90,474,843

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value at October 31, 2019					Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$354,563	354,563	$183,561	183,561	—	$240	—	$171,002

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